SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF BUSINESS INTERESTS INTO REPORTABLE SEGMENTS

Year Ended December 31, 2022	Trxade, Inc.	CSP	Integra	Unallocated	Total
Revenue	$5,435,814	$1,175,474	$4,754,067	$82,910	$11,448,265
Gross Profit	5,433,641	(90,678)	25,343	82,910	5,451,216
Segment Assets	1,877,881	(621,686)	445,264	2,008,567	3,710,026
Segment Profit/Loss	1,924,355	(469,778)	(545,557)	(4,818,888)	(3,909,868)
Cost of Sales	$2,173	$1,266,152	$4,728,724	$-	$5,997,049

Year Ended December 31, 2021	Trxade, Inc.	CSP	Integra	Unallocated	Total
Revenue	$4,924,015	$1,652,841	$3,250,561	$62,016	$9,889,433
Gross Profit	4,921,084	156,785	(393,582)	61,678	4,745,965
Segment Assets	2,273,330	(431,593)	565,619	3,358,808	5,766,164
Segment Profit/Loss	1,977,938	(128,563)	(2,749,028)	(4,416,230)	(5,315,883)
Cost of Sales	$2,931	$1,496,056	$3,644,143	$338	$5,143,468